Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	0000710124
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Apr 1, 2013

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SHARES

SUPPLEMENT DATED JULY 31, 2013 TO PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SERVICE AND PREMIER SHARES

SUPPLEMENT DATED JULY 31, 2013 TO

PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Supplement [Text Block]	nifi_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SHARES

SUPPLEMENT DATED JULY 31, 2013 TO PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SERVICE AND PREMIER SHARES

SUPPLEMENT DATED JULY 31, 2013 TO

PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SHARES

SUPPLEMENT DATED JULY 31, 2013 TO PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS—SERVICE AND PREMIER SHARES

SUPPLEMENT DATED JULY 31, 2013 TO

PROSPECTUS DATED APRIL 1, 2013

The following replaces the Treasury Portfolio’s “Principal Investment Strategies” on page 12 of the Prospectus:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its net assets exclusively in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);

■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations; and

■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, all or any portion of the Portfolio’s assets may be uninvested and will therefore not generate income. The Portfolio may not achieve its investment objective during this time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2013